Filed pursuant to Rule 497

File Nos. 333- 152915 and 811- 22227

IndexIQ ETF Trust

(the “Trust”)

Supplement dated December 31, 2012

to the Prospectus dated August 27, 2012

IQ Hedge Multi-Strategy Tracker ETF (QAI)

IQ Hedge Macro Tracker ETF (MCRO)

IQ Hedge Market Neutral Tracker ETF (QMN)

(together, the “Funds”)

This supplement to the prospectus dated August 27, 2012 for the shares of the Funds, each a series of the IndexIQ ETF Trust, updates the prospectus to include additional information as described below:

To the extent IndexIQ Advisors LLC, adviser to the Funds, makes investments on behalf of the Funds that are regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). IndexIQ Advisors LLC has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and is therefore not subject to registration or regulation as a commodity pool operator under the CEA.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust

(the “Trust”)

Supplement dated December 31, 2012

to the Prospectus dated August 27, 2012

IQ Real Return ETF (CPI)

IQ Merger Arbitrage ETF (MNA)

IQ Global Resources ETF (GRES)

(together, the “Funds”)

This supplement to the prospectus dated August 27, 2012 for the shares of the Funds, each a series of the IndexIQ ETF Trust, updates the prospectus to include additional information as described below:

To the extent IndexIQ Advisors LLC, adviser to the Funds, makes investments on behalf of the Funds that are regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). IndexIQ Advisors LLC has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and is therefore not subject to registration or regulation as a commodity pool operator under the CEA.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust

(the “Trust”)

Supplement dated December 31, 2012

to the Prospectus dated August 27, 2012

IQ Australia Small Cap ETF (KROO)

IQ Canada Small Cap ETF (CNDA)

IQ Global Agribusiness Small Cap ETF (CROP)

IQ Global Oil Small Cap ETF (IOIL)

(together, the “Funds”)

This supplement to the prospectus dated August 27, 2012 for the shares of the Funds, each a series of the IndexIQ ETF Trust, updates the prospectus to include additional information as described below:

To the extent IndexIQ Advisors LLC, adviser to the Funds, makes investments on behalf of the Funds that are regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). IndexIQ Advisors LLC has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and is therefore not subject to registration or regulation as a commodity pool operator under the CEA.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust

(the “Trust”)

Supplement dated December 31, 2012

to the Prospectus dated August 27, 2012

IQ Mexico Small Cap ETF (MEXI)

IQ Asian Tigers ETF (ROAR)

IQ Asian Tigers Consumer ETF (ABUY)

IQ Asian Tigers Small Cap ETF (MEOW)

IQ Asia Pacific ex-Japan Small Cap ETF (APXJ)

IQ Australia Mid Cap ETF (MATE)

IQ Canada Mid Cap ETF (CNDM)

IQ Emerging Markets Mid Cap ETF (EMER)

IQ Global Precious Metals Small Cap ETF (JEWL)

IQ U.S. Real Estate Small Cap ETF (ROOF)

(together, the “Funds”)

This supplement to the prospectus dated August 27, 2012 for the shares of the Funds, each a series of the IndexIQ ETF Trust, updates the prospectus to include additional information as described below:

To the extent IndexIQ Advisors LLC, adviser to the Funds, makes investments on behalf of the Funds that are regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). IndexIQ Advisors LLC has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and is therefore not subject to registration or regulation as a commodity pool operator under the CEA.

Investors Should Retain This Supplement for Future Reference